Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Loss (unaudited)
Net loss	$ (2,212)	$ (1,283)	$ (2,501)	$ (2,294)	$ (2,843)	$ (1,291)	$ (1,603)	$ (3,100)	$ (8,886)	$ (8,921)	$ (14,880)
Other comprehensive income (loss):
Foreign currency translation adjustments	(13)				36					69	114
Comprehensive loss	$ (2,225)				$ (2,807)					$ (8,852)	$ (14,766)